Research and Development Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Research and Development Expenses [Abstract]
Clinical and preclinical trials	$ 4,768	$ 3,809	$ 5,104
Salary and related expenses	909	888	664
Patents	229	234	198
Royalties	14	11	11
Laboratory materials	73	63	38
Rent	51	51	48
Depreciation	3	3	4
Others	28	47	48
Research and development expense	$ 6,075	$ 5,106	$ 6,115